Cabana Target Drawdown 10 ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 69.7%
Invesco QQQ Trust Series 1	201,404	$73,425,856
Vanguard Communication Services ETF	503,893	72,903,239
Vanguard Consumer Discretionary ETF	226,712	71,430,150
Vanguard Extended Market ETF	388,246	72,392,349
Vanguard Information Technology ETF	179,299	73,908,841
Vanguard S&P 500 ETF	181,637	73,226,957
Vanguard Total Stock Market ETF	322,242	73,049,039
		510,336,431
FIXED INCOME – 30.1%
Global X US Preferred ETF	2,793,410	73,019,737
Vanguard Intermediate-Term Bond ETF	807,970	73,622,226
Vanguard Long-Term Bond ETF	701,504	74,261,214
		220,903,177
TOTAL EXCHANGE-TRADED FUNDS
(Cost $717,237,152)		731,239,608

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	1,779,796	1,779,796
TOTAL SHORT TERM INVESTMENTS
(Cost $1,779,796)		1,779,796
TOTAL INVESTMENTS – 100.0%
(Cost $719,016,948)		733,019,404
Liabilities in Excess of Other Assets – (0.0)%		(310,747)
TOTAL NET ASSETS – 100.0%		$732,708,657

(a)	The rate is the annualized seven-day yield at period end.